Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 26, 2016
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	May 26, 2016
Document Effective Date	May 26, 2016
Prospectus Date	Feb. 29, 2016
Direxion Daily S&P 500® Bear 1X Shares | Direxion Daily S&P 500® Bear 1X Shares
Prospectus:
Trading Symbol	SPDN